Fiduciary activities and management of funds (Tables)	12 Months Ended
Dec. 31, 2025
Fiduciary Activities and Management of Funds [Abstract]
Summary of managed off-balance sheet financial assets

As of December 31, 2025 and 2024, the value of the managed off-balance sheet financial assets is as follows:

	2025	2024
	S/(000)	S/(000)
Investment funds	19,418,061	19,534,337
Mutual funds	9,340,950	7,926,478
Total	28,759,011	27,460,815